Loans - Schedule of fixed and floating interest rate distribution of the loan portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Loans, net	$ 6,760,434	$ 5,713,022
Costs:
Disclosure of detailed information about financial instruments [line items]
Loans, net	6,763,020	5,739,918
At fixed interest rates
Disclosure of detailed information about financial instruments [line items]
Loans, net	3,827,083	3,327,310
At floating interest rates
Disclosure of detailed information about financial instruments [line items]
Loans, net	$ 2,935,937	$ 2,412,608